Transfers of Receivables - Derivative Income and Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative expense/(income) related to securitization transactions [Abstract]
Derivative expense/(income)	$ (939)	$ (481)	$ (512)
Securitization Transactions [Member]
Derivative expense/(income) related to securitization transactions [Abstract]
Derivative expense/(income)	29	(2)	(4)
Securitization Transactions [Member] | Related to Variable Interest Entity - Not VIE [Member]
Derivative expense/(income) related to securitization transactions [Abstract]
Derivative expense/(income)	(4)	12	(16)
Securitization Transactions [Member] | Other, Not Variable Interest Entity Related [Member]
Derivative expense/(income) related to securitization transactions [Abstract]
Derivative expense/(income)	10	18	21
Securitization Transactions [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Derivative expense/(income) related to securitization transactions [Abstract]
Derivative expense/(income)	$ 23	$ (32)	$ (9)